UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-4237

                    Dreyfus Insured Municipal Bond Fund, Inc.
               (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        4/30


Date of reporting period:       4/30/03




PAGE

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.



      Dreyfus Insured Municipal

      Bond Fund, Inc.

      ANNUAL REPORT April 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            13   Statement of Assets and Liabilities

                            14   Statement of Operations

                            15   Statement of Changes in Net Assets

                            16   Financial Highlights

                            17   Notes to Financial Statements

                            22   Report of Independent Auditors

                            23   Important Tax Information

                            24   Board Members Information

                            26   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                      Dreyfus Insured Municipal

                                                                Bond Fund, Inc.
LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Insured Municipal Bond Fund, Inc. covers the 12-month period from May 1, 2002, through April 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

We have recently seen what we believe are encouraging signs of stability in the U.S. financial markets. Perhaps most important, the war in Iraq ended quickly, without disruptions in oil supplies or major incidents of terrorism. Many major stock market indices have posted modest gains since the start of 2003, suggesting greater investor optimism. At the same time, yield differences between U.S. Treasury securities and corporate bonds have moved closer to historical norms as many companies have strengthened their balance sheets.

Of course, problems and concerns remain. In the U.S. economy, unemployment has risen to multiyear highs and corporations remain reluctant to spend. Positive factors appear to outweigh negative ones, however, and we believe that the U.S. economy is on the path to recovery.

What are the implications for your investments? We are generally optimistic about the stock market, although security selection should remain a key factor. We continue to favor areas of the bond market that are more credit-sensitive and believe municipal bonds may benefit if state and local tax rates rise. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2003




DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Insured Municipal Bond Fund, Inc. perform relative to its benchmark?

For the 12-month period ended April 30, 2003, the fund achieved a total return of 7.98% .(1) The Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 8.49% for the same period.(2) In addition, the fund is reported in the Lipper Insured Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in the category was 8.31%.(3)

The insured sector of the municipal bond market generally benefited from lower interest rates and robust investor demand for high-quality, fixed-income securities. The fund's return trailed that of its benchmark, primarily because the Index is composed of many types of municipal bonds, not just insured ones, and does not reflect fees and expenses.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in investment grade municipal bonds that provide income exempt from federal personal income tax. These bonds will be insured as to the timely payment of principal and interest by recognized insurers of municipal bonds, such as Ambac Assurance Corporation, Financial Guaranty Insurance Company, Financial Security Assurance, Inc. and MBIA Insurance Corporation. The dollar-weighted average maturity of the fund's portfolio  normally  exceeds  ten  years,  but  the  fund  is not subject to any
maturity    restrictions.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and a municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to " discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest rate and market environments. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The fund was positively influenced by generally favorable market conditions during the reporting period, including declining interest rates and surging investor demand for relatively stable fixed-income investments. First, the fund benefited from falling interest rates, especially in November 2002, when the Federal Reserve Board reduced short-term interest rates by 50 basis points to 1.25% . Second, investor demand was supported by concerns related to numerous corporate scandals and rising geopolitical tensions that culminated in the war with Iraq. As demand for a relatively limited supply of tax-exempt securities increased, bond yields generally fell and prices rose, boosting the fund's total return.

The persistently weak U.S. economy also created some potentially negative influences for municipal bonds. Because of lower tax revenues, many states and municipalities faced widening budget deficits during the reporting period. Various states have attempted to bridge their budget gaps by reducing spending, raising taxes and tapping rainy day funds. Nonetheless, rising fiscal pressures caused the major, independent rating agencies to downgrade the credit ratings of several states during the reporting period.

Because of the more challenging fiscal environment, we have attempted to improve further the fund's underlying credit quality. Although the fund's holdings are insured by third-party municipal bond insurance companies, the market recently has differentiated between bonds whose issuers are fiscally strong and those whose fiscal condition may be weaker.(4) Accordingly, in making purchases during the reporting period, we have favored bonds backed by revenues from essential services facilities, such as water and sewer plants. In addition, we have attempted to ensure that the fund is well diversified across the insurance companies that underwrite protection of the bonds' principal and interest payments.

We have maintained the fund's average duration at points that are roughly in line with the fund's Lipper category average. This position is designed to place emphasis on our security selection strategy and reduce the potential effects of changes in interest rates. What's more, we have attempted to capture trading opportunities by identifying bonds that, in our view, may be mispriced temporarily because of short-term market factors. Our strategy has been to look to sell these bonds at a profit, to offset losses, when their intrinsic values have been realized.

What is the fund's current strategy?

We continue to maintain a relatively defensive posture, including an intent focus on underlying credit quality. At the same time, we have attempted to manage risks by adjusting the fund's overall portfolio characteristics -- geographical concentrations, average duration and other factors -- to mirror more closely those of the benchmark. In our view, these have been prudent strategies in today's uncertain economic environment.

May 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. HOWEVER, THE BONDS IN THE INDEX GENERALLY ARE NOT INSURED. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) PORTFOLIO INSURANCE EXTENDS TO THE REPAYMENT OF PRINCIPAL AND PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                                        The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Insured Municipal Bond Fund, Inc. and the Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 4/30/03


                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                                            7.98%              5.48%             4.99%



Comparison of change in value of $10,000 investment in Dreyfus Insured Municipal Bond Fund, Inc. and the Lehman Brothers Municipal Bond Index

EXHIBIT A:

                        Dreyfus        Lehman
                        Insured       Brothers
       PERIOD          Municipal     Municipal
                          Bond          Bond
                       Fund, Inc.     Index *

       4/30/93          10,000        10,000
       4/30/94           9,926        10,216
       4/30/95          10,359        10,895
       4/30/96          10,833        11,762
       4/30/97          11,509        12,541
       4/30/98          12,465        13,708
       4/30/99          13,312        14,660
       4/30/00          12,986        14,525
       4/30/01          14,214        16,032
       4/30/02          15,078        17,154
       4/30/03          16,281        18,611

* Source: Lipper Inc.



((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS INSURED MUNICIPAL BOND FUND, INC. ON 4/30/93 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND INVESTS PRIMARILY IN MUNICIPAL SECURITIES WHICH ARE INSURED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY RECOGNIZED ISSUERS OF MUNICIPAL SECURITIES. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE INDEX, UNLIKE THE FUND, IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE TAX-EXEMPT BOND MARKET, CALCULATED BY USING MUNICIPAL BONDS SELECTED TO BE REPRESENTATIVE OF THE MUNICIPAL MARKET OVERALL; HOWEVER, THE BONDS IN THE INDEX ARE GENERALLY NOT INSURED. THE INDEX ALSO DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. ALL OF THESE FACTORS CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. NEITHER FUND SHARES NOR THE MARKET VALUE OF ITS PORTFOLIO SECURITIES ARE INSURED.




STATEMENT OF INVESTMENTS


April 30, 2003

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--95.0%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.7%

Auburn University General Fee Revenue

   5.75%, 6/1/2017 (Insured; MBIA)                                                            1,000,000                1,129,060

ALASKA--3.2%

Alaska International Airports System, Revenue

   5.75%, 10/1/2020 (Insured; AMBAC)                                                          4,500,000                5,035,995

CALIFORNIA--9.6%

California Department of Water Resource,

  Power Supply Revenue 5.50%, 5/1/2014

   (Insured; AMBAC)                                                                           5,000,000                5,701,200

Contra Costa Water Authority,

  Water Treatment Revenue:

      5%, 10/1/2017 (Insured; FGIC)                                                           3,175,000                3,436,303

      5%, 10/1/2018 (Insured; FGIC)                                                           3,335,000                3,582,290

San Diego Unified School District

   Zero Coupon, 7/1/2015 (Insured; FGIC)                                                      3,990,000                2,339,576

DELAWARE--3.5%

Delaware Economic Development Authority,

   Water Revenue (United Water Delaware Inc. Project)
   6.20%, 6/1/2025 (Insured; AMBAC)                                                           5,000,000                5,468,600

DISTRICT OF COLUMBIA--.8%

District of Columbia, Revenue

  (Gonzaga College High School Issue)

   5.50%, 7/1/2017 (Insured; FSA)                                                             1,205,000                1,332,814

FLORIDA--5.1%

Escambia County Health Facilities Authority,

  Health Facility Revenue (Florida Health

  Care Facility Loan) 5.95%, 7/1/2020

   (Insured; AMBAC)                                                                           4,300,000                4,713,402

Florida Housing Finance Agency, SFMR

   6.65%, 7/1/2026 (Insured; MBIA)                                                              455,000                  471,435

Tampa Bay Water, Utility System

  Improvement Revenue 5.25%, 10/1/2019

   (Insured; FGIC)                                                                            2,575,000                2,784,914

GEORGIA--4.0%

Cobb-Marietta Coliseum and Exhibit Hall Authority,

  Revenue 5.625%, 10/1/2026

   (Insured; MBIA)                                                                            5,400,000                6,235,056

IDAHO--1.4%

Boise State University, Revenue

   5.375%, 4/1/2022 (Insured; FGIC)                                                           2,000,000                2,166,280

                                                                                                        The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------


ILLINOIS--4.1%

Metropolitan Pier and Exposition Authority,

  Dedicated State Tax Revenue

    (McCormick Place Expansion Project):

         6.50%, 6/15/2027 (Insured; FGIC)

            (Prerefunded 6/15/2003)                                                           6,260,000  (a)           6,427,330

         6.50%, 6/15/2027 (Insured; FGIC)                                                       115,000                  117,999

INDIANA--2.4%

Indiana Educational Facilities Authority,

  Educational Facilities Revenue

  (Butler University Project)

   5.50%, 2/1/2026 (Insured; MBIA)                                                            3,500,000                3,723,160

MASSACHUSETTS--1.5%

Massachusetts Education Loan Authority,

  Education Loan Revenue

   7.65%, 1/1/2004 (Insured; MBIA)                                                              250,000                  252,090

Massachusetts Housing Finance Agency,

  Housing Revenue (Rental-Mortgage)

   6.50%, 7/1/2025 (Insured; AMBAC)                                                           1,000,000                1,045,620

Massachusetts Port Authority, Special

  Facilities Revenue (US Air Project)

   5.75%, 9/1/2016 (Insured; MBIA)                                                            1,000,000                1,049,020

MICHIGAN--1.0%

Michigan Housing Development Authority, LOR

  (Greenwood Villa Project)

   6.50%, 9/15/2007 (Insured; FSA)                                                            1,500,000                1,537,845

MISSOURI--1.7%

The City of Saint Louis, Airport Revenue

  (Airport Development Program)

   5.625%, 7/1/2019 (Insured; MBIA)                                                           2,500,000                2,768,650

NEW JERSEY--6.4%

New Jersey Economic Development Authority, PCR

  (Public Service Electric and Gas Co.)

   6.40%, 5/1/2032 (Insured; MBIA)                                                            7,600,000                8,065,956

New Jersey Health Care Facilities Financing Authority,

  Revenue (Jersey Shore Medical Center):

      6.25%, 7/1/2021 (Insured; AMBAC)                                                           70,000                  74,966

      6.25%, 7/1/2021 (Insured; AMBAC)

         (Prerefunded 7/1/2004)                                                                  30,000  (a)              32,369

New Jersey Housing and Mortgage Finance Agency,

  Revenue Home Buyer 6.20%, 10/1/2025

   (Insured; MBIA)                                                                            1,825,000                1,881,301


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------


NEW YORK--4.9%

Metropolitan Transportation Authority:

  State Service Contract 5.50%, 1/1/2020

      (Insured; MBIA)                                                                         2,000,000                2,208,060

   Transportation Revenue 5.50%, 11/15/2019

      (Insured; AMBAC)                                                                        5,000,000                5,571,050

NORTH DAKOTA--2.3%

Mercer County, PCR (Montana-Dakota Utilities Co.

   Project) 6.65%, 6/1/2022 (Insured; FGIC)                                                   3,500,000                3,584,595

OHIO--1.5%

Ohio Turnpike Commission, Turnpike Revenue

   5.50%, 2/15/2017 (Insured; FGIC)                                                           1,995,000                2,320,105

RHODE ISLAND--2.9%

Rhode Island Housing and Mortgage Finance Corp.,

   SFMR 9.30%, 7/1/2004 (Insured; FGIC)                                                          10,000                   10,057

Rhode Island Port Authority and Economic

  Development Corp., Airport Revenue

   6.625%, 7/1/2024 (Insured; FSA)                                                            4,250,000                4,543,973

SOUTH CAROLINA--1.1%

University of South Carolina, Athletic Facilities

   Revenue 5.50%, 5/1/2022 (Insured; AMBAC)                                                   1,575,000                1,719,160

TENNESSEE--3.2%

Clarksville, Water, Sewer and Gas Revenue

   5.25%, 2/1/2017 (Insured; FSA)                                                             1,830,000                2,069,016

Putnam County 5.25%, 4/1/2020 (Insured; FGIC)                                                 2,645,000                2,970,282

TEXAS--7.7%

Board of Regents of Texas Tech University System,

  Revenue Financing System

   5.50%, 8/15/2018 (Insured; MBIA)                                                           2,550,000                2,822,034

Brownsville Housing Finance Corp., SFMR

  (Mortgage-Multiple Originators and

  and Services) 9.625%, 12/1/2011

   (Insured; FGIC)                                                                              140,000                  140,172

City of San Antonio, Water System Revenue:

   5.50%, 5/15/2019 (Insured; FSA)                                                            1,000,000                1,102,080

   5.50%, 5/15/2020 (Insured; FSA)                                                            2,500,000                2,737,425

Houston Area Water Corp., City of Houston

  Contract Revenue (Northeast Water Purification

  Plant Project) 5.25%, 3/1/2023

   (Insured; FGIC)                                                                            2,470,000                2,600,910

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------


TEXAS (CONTINUED)

Texas Turnpike Authority (Central Texas

  Turnpike System) Revenue 5.50%, 8/15/2039

   (Insured; AMBAC)                                                                           2,500,000                2,668,200

VIRGINIA--7.2%

Upper Occoquan Sewer Authority, Regional

  Sewer Revenue 5.15%, 7/1/2020

   (Insured; MBIA)                                                                            5,210,000                5,787,164

Virginia College Building Authority, Educational

  Facilities Revenue (Washington and Lee

   University) 5.25%, 1/1/2026 (Insured; MBIA)                                                5,000,000                5,548,100

WASHINGTON--14.0%

Energy Northwest, Electric Revenue (Project

   Number 1) 5.75%, 7/1/2017 (Insured; MBIA)                                                  5,000,000                5,667,900

King County, Sewer Revenue

  6.125%, 1/1/2033 (Insured; MBIA)

   (Prerefunded 1/1/2005)                                                                     5,000,000  (a)           5,492,700

Washington, MFMR:

  (Gilman Meadows Project) 7.40% 1/1/2030

      (Insured; FSA)                                                                          3,000,000                3,163,650

   (Mallard Cove Project 1) 7.40%, 1/1/2030

      (Insured; FSA)                                                                            780,000                  822,549

   (Mallard Cove Project 2) 7.40%, 1/1/2030

      (Insured; FSA)                                                                          2,680,000                2,826,194

Yakima-Tieton Irrigation District, Revenue

   6.20%, 6/1/2019 (Insured; FSA)                                                             4,000,000                4,095,760

WEST VIRGINIA--4.8%

West Virginia:

   Zero Coupon, 11/1/2026 (Insured; FGIC)                                                     5,450,000                1,590,964

   6.50%, 11/1/2026 (Insured; FGIC)                                                           2,600,000                3,119,454

West Virginia Building Commission, LR

  (West Virginia Regional Jail)

   5.375%, 7/1/2021 (Insured; AMBAC)                                                          2,505,000                2,806,527

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $140,026,560)                                                                                               149,361,312


                                                                                              Principal
SHORT-TERM MUNICIPAL INVESTMENTS--1.8%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS--.9%

Massachusetts Health and Educational

  Facilities Authority, Revenue, VRDN

  (Capital Asset Program)

   1.30% (Insured; MBIA)                                                                      1,500,000  (b)           1,500,000

PENNSYLVANIA--.9%

Allegheny County, Industrial Development Authority,

  Health and Housing Facilities Revenue,

   VRDN (Longword) 1.40% (Insured; AGIC)                                                      1,400,000  (b)           1,400,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $2,900,000)                                                                                                   2,900,000

TOTAL INVESTMENTS (cost $142,926,560)                                                             96.8%              152,261,312

CASH AND RECEIVABLES (NET)                                                                         3.2%                4,989,135

NET ASSETS                                                                                       100.0%              157,250,447

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AGIC                      Asset Guaranty Insurance
                             Company

AMBAC                     American Municipal Bond
                             Assurance Corporation

FGIC                      Financial Guaranty Insurance
                             Company

FSA                       Financial Security Assurance

LOR                       Limited Obligation Revenue

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                             Assurance Insurance
                             Corporation

MFMR                      Multi-Family Mortgage Revenue

PCR                       Pollution Control Revenue

SFMR                      Single Family Mortgage Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              98.1

F1                               MIG1/P1                         SP1/A1                                            1.9

                                                                                                                 100.0

(A)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST ON THE  MUNICIPAL  ISSUE AND TO RETIRE THE BONDS IN FULL AT AT THE
     EARLIEST REFUNDING DATE.

(B)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(C)  AT APRIL 30, 2003, 34.7% OF THE FUND'S NET ASSETS ARE INSURED BY MBIA.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           142,926,560   152,261,312

Cash                                                                  2,822,863

Interest receivable                                                   2,447,716

Prepaid expenses                                                         25,223

                                                                    157,557,114

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            94,859

Payable for shares of Common Stock redeemed                             151,432

Accrued expenses                                                         60,376

                                                                        306,667

NET ASSETS ($)                                                      157,250,447

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     147,618,819

Accumulated net realized gain (loss) on investments                     296,876

Accumulated net unrealized appreciation
  (depreciation) on investments                                       9,334,752

NET ASSETS ($)                                                      157,250,447

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)       8,568,014

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   18.35

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

Year Ended April 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      8,165,030

EXPENSES:

Management fee--Note 3(a)                                              935,377

Service plan fees and prospectus--Note 3(b)                            314,231

Shareholder servicing costs--Note 3(b)                                  88,154

Professional fees                                                       50,254

Directors' fees and expenses--Note 3(c)                                 27,630

Registration fees                                                       25,102

Custodian fees                                                          19,983

Shareholders' reports                                                   13,653

Loan commitment fees--Note 2                                             2,097

Miscellaneous                                                           11,671

TOTAL EXPENSES                                                       1,488,152

Less--reduction in management fee due to
  undertaking--Note 3(a)                                              (160,937)

NET EXPENSES                                                         1,327,215

INVESTMENT INCOME--NET                                               6,837,815

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                749,867

Net unrealized appreciation (depreciation) on investments            4,577,298

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               5,327,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                12,164,980

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended April 30,
                                             -----------------------------------
                                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,837,815           6,991,720

Net realized gain (loss) on investments           749,867             805,592

Net unrealized appreciation (depreciation)
   on investments                               4,577,298           1,458,691

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   12,164,980           9,256,003

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (6,804,530)          (6,940,489)

Net realized gain on investments                (784,314)            (500,147)

TOTAL DIVIDENDS                               (7,588,844)          (7,440,636)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  50,140,657          13,150,806

Dividends reinvested                            5,342,922           5,179,614

Cost of shares redeemed                      (54,624,843)         (22,662,686)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS               858,736           (4,332,266)

TOTAL INCREASE (DECREASE) IN NET ASSETS        5,434,872           (2,516,899)

NET ASSETS ($):

Beginning of Period                           151,815,575          154,332,474

END OF PERIOD                                 157,250,447          151,815,575

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,761,014             731,573

Shares issued for dividends reinvested            293,891             288,046

Shares redeemed                               (2,997,216)          (1,259,375)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      57,689            (239,756)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                           Year Ended April 30,
                                                                 -------------------------------------------------------------------
                                                                 2003           2002(a)       2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.84           17.64         16.93         18.24         17.88

Investment Operations:

Investment income--net                                            .80(b)          .81(b)        .86           .86           .84

Net realized and unrealized
   gain (loss) on investments                                     .59             .25           .71         (1.32)          .36

Total from Investment Operations                                 1.39            1.06          1.57          (.46)         1.20

Distributions:

Dividends from investment income--net                            (.79)           (.80)         (.86)         (.85)         (.84)

Dividends from net realized
   gain on investments                                           (.09)           (.06)          --              --           --

Total Distributions                                              (.88)           (.86)         (.86)         (.85)         (.84)

Net asset value, end of period                                  18.35           17.84         17.64         16.93         18.24
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 7.98            6.08          9.45         (2.45)         6.80
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .85             .85           .85           .85           .85

Ratio of net investment income
   to average net assets                                         4.39            4.50          4.91          4.99          4.60

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                     .10             .10           .10           .11           .10

Portfolio Turnover Rate                                         45.87           58.16          6.97         12.36         32.27
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         157,250         151,816       154,332       156,432       180,603

(A)  AS REQUIRED  EFFECTIVE MAY 1, 2001,  THE FUND HAS ADOPTED THE PROVISIONS OF
     THE AICPA AUDIT AND  ACCOUNTING  GUIDE FOR  INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PERMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON
     A DAILY  BASIS.  THE EFFECT OF THIS  CHANGE FOR THE PERIOD  ENDED APRIL 30,
     2002, WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $.01, DECREASE NET
     REALIZED AND UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.01 AND
     INCREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     4.46% TO 4.50%.  PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR  PERIODS
     PRIOR TO MAY 1, 2001,  HAVE NOT BEEN  RESTATED  TO REFLECT  THIS  CHANGE IN
     PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Insured Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $8,609 during the period ended April 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $265,470, undistributed capital gains $31,406 and unrealized appreciation $9,413,905.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2003 and April 30, 2002, were as follows: tax exempt income $6,804,530 and $6,940,489, ordinary income $238,902 and $3,451 and long-term capital gains $545,412 and $496,696, respectively.

During the period ended April 30, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $33,285, increased accumulated net realized gain (loss) on investments by $34,810 and decreased paid-in capital by $1,525. Net assets were not affected by this reclassification.


NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed 1 1_2% of the value of the fund's average net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess. The Manager had undertaken from May 1, 2002 through April 30, 2003 to reduce the management fee paid by the fund, to the extent that if the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .85 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $160,937 during the period ended April 30, 2003.

(b) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor in respect of payments made to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the fund's shares, servicing shareholder and for advertising and marketing relating to the fund. The Plan provides for payments to be made at an aggregate annual rate of .20 of 1% of the value of the fund's average daily
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

net assets. The Distributor may pay one or more Service Agents a fee in respect of fund shares owned by shareholders with whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the value of the fund's average daily net assets for any full fiscal year. During the period ended April 30, 2003, the fund was charged $314,231 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2003, the fund was charged $59,707 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $30,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of fund's exchange privilege. During the period ended April 30, 2003, redemption fees charged and retained by the fund amounted to $3,096.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2003, amounted to $68,894,049 and $69,443,363, respectively.

At April 30, 2003, the cost of investments for federal income tax purposes was $142,847,407; consisting of $9,413,905 gross unrealized appreciation.

                                                                        The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors  Dreyfus Insured Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Insured Municipal Bond Fund, Inc., including the statement of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Insured Municipal Bond Fund, Inc. at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York
June 6, 2003



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended April 30, 2003:

  -- all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular federal income tax), and

  -- the fund hereby designates $.0637 per share as a long-term capital gain distribution of the $.0916 per share paid on December 6, 2002.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

DAVID W. BURKE (67)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee.

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WILLIAM HODDING CARTER III (68)

BOARD MEMBER (1988)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-present)

* President and Chairman of MainStreet TV (1985-1998)

* Knight Professor in Journalism at the University of Maryland (1995-1998)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Independent Sector, Director

* The Century Foundation, Director

* The Enterprise Corp. of the Delta, Director

* Foundation of the Mid-South, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 7

                              --------------

EHUD HOUMINER (62)

BOARD MEMBER (1996)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Professor and Executive-in-Residence at the Columbia Business School, Columbia University

* Principal of Lear, Yavitz and Associates, a management consulting firm, from 1996 through 2001

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Avnet Inc., an electronics distributor, Director

* Super Sol Limited, an Israeli supermarket chain, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25


RICHARD C. LEONE (63)

BOARD MEMBER (1976)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 7

                              --------------

HANS C. MAUTNER (65)

BOARD MEMBER (1978)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Vice Chairman and a Director of Simon Property Group, a real estate investment company, (1998-present)

* Chairman of Simon Global Limited, a real estate company (1998-present)

* Chairman, Chief Executive Officer and a Trustee of Corporate Property Investors, which merged into Simon Property Group in 1998 (1997-1998)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 7

                              --------------

ROBIN A. PRINGLE (39)

BOARD MEMBER (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit organization that is leading the movement to connect America's young people with caring adult mentors

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 7

                              --------------

JOHN E. ZUCCOTTI (65)

BOARD MEMBER (1984)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of Brookfield Financial Properties, Inc.

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 7

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

NOTES

               For More Information



                        Dreyfus
                        Insured Municipal
                        Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
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(c) 2003 Dreyfus Service Corporation                                  306AR0403





ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Insured Municipal Bond Fund, Inc.


By:   /s/Stephen E. Canter

      Stephen E. Canter
      President

Date:  June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  June 26, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  June 26, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.